Investments in Associates and Joint Ventures - Subsidiaries with Non-controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries
Net earnings attributable to non-controlling interests	$ (35)	$ (15)
Non-controlling interests	180	146
Condensed balance sheet
Cash and cash equivalents	123	89	$ 62
Current financial assets	10	9
Long-term financial assets	20	23
Current liabilities (other than current financial liabilities)	79	82
Current financial liabilities	101	101
Other liabilities	202	178
Condensed statements of earnings
Sales	4,649	4,321
Depreciation and amortization	244	215
Provision for (recovery of) income taxes	49	(81)
Net earnings	94	522
Condensed cash flow
Cash flows from operating activities	373	173
Cash flows used for investing activities	(370)	70
Cash flows used for financing activities	$ 25	$ (218)
RENO DE MEDICI S.p.A.
Disclosure of subsidiaries
Percentage of shares held by non-controlling interests (accounting basis)	42.05%	42.18%
Net earnings attributable to non-controlling interests	$ 18	$ 9
Non-controlling interests	127	105
Dividends paid to non-controlling interests	1	1
Condensed balance sheet
Cash and cash equivalents	49	29
Current assets (other than cash and cash equivalents and current financial assets)	315	254
Current financial assets	0	0
Other assets	425	335
Long-term financial assets	0	0
Current liabilities (other than current financial liabilities)	257	195
Current financial liabilities	32	30
Other liabilities	76	72
Non-current financial liabilities	119	67
Condensed statements of earnings
Sales	933	838
Depreciation and amortization	36	33
Provision for (recovery of) income taxes	20	9
Net earnings	42	21
Condensed cash flow
Cash flows from operating activities	80	49
Cash flows used for investing activities	(85)	(48)
Cash flows used for financing activities	$ 26	$ (17)
Greenpac Holding LLC
Disclosure of subsidiaries
Percentage of shares held by non-controlling interests (accounting basis)	17.17%	17.17%
Net earnings attributable to non-controlling interests	$ 18	$ 5
Non-controlling interests	50	42
Dividends paid to non-controlling interests	15	4
Condensed balance sheet
Cash and cash equivalents	37	38
Current assets (other than cash and cash equivalents and current financial assets)	109	100
Current financial assets	3	3
Other assets	589	568
Long-term financial assets	13	14
Current liabilities (other than current financial liabilities)	33	31
Current financial liabilities	77	106
Other liabilities	0	0
Non-current financial liabilities	208	209
Condensed statements of earnings
Sales	429	278
Depreciation and amortization	30	22
Provision for (recovery of) income taxes	0	0
Net earnings	105	21
Condensed cash flow
Cash flows from operating activities	123	39
Cash flows used for investing activities	(3)	(3)
Cash flows used for financing activities	$ (123)	$ (30)